GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Schedule of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill	$ 1,481
Goodwill, gross		1,481	1,481
Accumulated impairment		0
Acquisitions (See Note 2)	9,236
Goodwill	$ 10,717